February 27, 1997

               U.S. SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                              FORM 24F-2
                   Annual Notice of Securities Sold

                        Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.  Name and address of issuer:
          EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 9 EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 10 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 17 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 18 EVEREN Unit Investment Trusts Series 47, Insured Michigan Series 14 250 N. Rock Road, Suite 150
          Wichita, KS  67206

2.  Name of each series or class of funds for which this notice is filed:
          EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 9 EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 10 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 17 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 18 EVEREN Unit Investment Trusts Series 47, Insured Michigan Series 14

3.  Investment Company Act File Number:  811-03763

    Securities Act File Number:   333-03141

4.  Last day of fiscal year for which this notice is filed:  December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the year other than pursuant to rule 24f-2: 0

9.  Number and aggregate sale price of securities sold during the fiscal year:
          5,456,285       $55,053,251.43

10. Number and aggregate sale price of securities issued during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          5,456,285       $55,053,251.43

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): 0

12. Calaculation of registration fee:

(i)   Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2
      (from Item 10):                                          $ 55,053,251.43
                                                               ---------------

(ii)  Aggregate price of shares issued in connection
      with dividend reinvestment plans (from Item 11,
      if applicable):                                          +          0.00
                                                               ---------------

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):                  -  2,845,373.92
                                                               ---------------

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing fees
      pursuant to rule 24e-2 (if applicable):                  +          0.00
                                                               ---------------

(v)   Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2
      [line (i), plus line (ii), less line (iii), plus
      line (iv)] (if applicable)                                 52,207,877.51
                                                               ---------------

(vi)  Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law or
      regulation (see Instruction C.6)                         x        1/3300
                                                               ---------------

(vii) Fee due [line (i) or line (v) multiplied by line
      (vi)]$                                                         15,820.55
                                                               ===============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

Date of mailing or wire transfer of filing fees to the Commission's lock box depository:

                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated>

By:  (Signature and Title)*                       /s/ Robin K. Pinkerton
                                           -----------------------------------
                                              Robin K. Pinkerton, President

Date:   2/27/97

*Please print the name and title of the signing officer below the signature.

                          CHAPMAN AND CUTLER
                        111 WEST MONROE STREET
                       CHICAGO, ILLINOIS  60603


                                      February 27, 1997

Ranson & Associates, Inc.
250 N. Rock Road, Suite 150
Wichita, KS  67206

Re: EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 9 EVEREN Unit Investment Trusts Series 47, Insured Corporate Series 10 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 17 EVEREN Unit Investment Trusts Series 47, U.S. Treasury Series 18 EVEREN Unit Investment Trusts Series 47, Insured Michigan Series 14

Gentlemen:

We have served as counsel for Ranson & Associates, Inc, as successor Sponsor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund purusant to which the Depositor has delviered to and deposited the Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.


                                      Very truly yours,

                                      CHAPMAN & CUTLER